SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
June 30, 2022 (unaudited)

Common Stock	Shares	Value
Acadia Healthcare Co., Inc.*	786,100	$53,163,943
ACI Worldwide, Inc.*	996,760	25,806,116
Acuity Brands, Inc.	300,275	46,254,361
Adient PLC*	823,299	24,394,349
AECOM	1,227,360	80,048,419
Affiliated Managers Group, Inc.	335,834	39,158,244
AGCO Corp.	530,795	52,389,466
Alcoa Corp.	1,601,674	73,004,301
Alleghany Corp.*	116,836	97,336,072
ALLETE, Inc.	494,870	29,088,459
Amedisys, Inc.*	282,849	29,733,087
American Campus Communities, Inc.	1,211,209	78,086,644
American Eagle Outfitters, Inc.	1,337,544	14,953,742
American Financial Group, Inc.	576,418	80,012,583
Amkor Technology, Inc.	871,474	14,771,484
Antero Midstream Corp.	2,825,087	25,567,037
Apartment Income REIT Corp.	1,364,161	56,749,098
AptarGroup, Inc.	569,409	58,768,703
Arrow Electronics, Inc.*	573,434	64,276,217
Arrowhead Pharmaceuticals, Inc.*	918,162	32,328,484
ASGN, Inc.*	443,729	40,046,542
Ashland Global Holdings, Inc.	440,403	45,383,529
Aspen Technology, Inc.*	243,120	44,656,282
Associated Banc-Corp.	1,302,918	23,791,283
AutoNation, Inc.*	308,943	34,527,470
Avient Corp.	793,905	31,819,712
Avis Budget Group, Inc.*	297,707	43,786,746
Avnet, Inc.	848,225	36,371,888
Axon Enterprise, Inc.*	616,631	57,451,510
Azenta, Inc.	651,131	46,946,545
Bank of Hawaii Corp.	349,852	26,028,989
Bank OZK	980,461	36,796,701
Belden, Inc.	384,303	20,471,821
BellRing Brands, Inc.*	947,286	23,577,949
BJ's Wholesale Club Holdings, Inc.*	1,171,476	73,006,384
Black Hills Corp.	562,984	40,968,346
Blackbaud, Inc.*	395,371	22,959,194
Boston Beer Co., Inc., Class A*	81,618	24,727,805
Boyd Gaming Corp.	694,652	34,558,937
Bread Financial Holdings, Inc.	432,231	16,018,481
Brighthouse Financial, Inc.*	650,347	26,677,234
Brink's Co.	408,327	24,789,532
Brixmor Property Group, Inc.	2,601,020	52,566,614
Bruker Corp.	868,366	54,498,650
Brunswick Corp.	657,609	42,994,476
Builders FirstSource, Inc.*	1,500,205	80,561,009
Cable One, Inc.	42,672	55,017,863
Cabot Corp.	490,051	31,260,353
CACI International, Inc., Class A*	203,308	57,288,128
Cadence Bank	1,593,337	37,411,553
Calix, Inc.*	482,509	16,472,857
Callaway Golf Co.*	1,010,404	20,612,242
Capri Holdings Ltd.*	1,281,826	52,567,684
Carlisle Cos., Inc.	448,922	107,117,278
Carter's, Inc.	349,878	24,659,401
Casey's General Stores, Inc.	322,256	59,610,915
Cathay General Bancorp	652,564	25,547,881
CDK Global, Inc.	1,014,100	55,542,257
ChampionX Corp.	1,766,247	35,060,003
Chart Industries, Inc.*	311,344	52,112,759
Chemed Corp.	129,975	61,008,965
Chemours Co.	1,350,026	43,227,833
Choice Hotels International, Inc.	285,722	31,895,147

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
June 30, 2022 (unaudited)

Common Stock	Shares	Value
Churchill Downs, Inc.	297,176	$56,918,119
Ciena Corp.*	1,320,999	60,369,654
Cirrus Logic, Inc.*	497,419	36,082,774
Clean Harbors, Inc.*	434,841	38,122,510
Cleveland-Cliffs, Inc.*	4,146,498	63,731,674
CMC Materials, Inc.	248,444	43,350,994
CNO Financial Group, Inc.	1,006,329	18,204,492
CNX Resources Corp.*	1,693,761	27,879,306
Cognex Corp.	1,508,663	64,148,351
Coherent, Inc.*	215,454	57,358,164
Columbia Sportswear Co.	289,344	20,711,244
Commerce Bancshares, Inc.	954,045	62,633,054
Commercial Metals Co.	1,055,017	34,921,063
CommVault Systems, Inc.*	387,315	24,362,114
Concentrix Corp.	373,608	50,676,189
Corporate Office Properties Trust	976,165	25,565,761
Coty, Inc., Class A*	2,987,739	23,931,789
Cousins Properties, Inc.	1,291,806	37,759,489
Cracker Barrel Old Country Store, Inc.	201,684	16,838,597
Crane Holdings Co.	413,741	36,227,162
Crocs, Inc.*	534,689	26,023,314
Cullen/Frost Bankers, Inc.	495,360	57,684,672
Curtiss-Wright Corp.	333,843	44,087,307
Dana, Inc.	1,244,654	17,512,282
Darling Ingredients, Inc.*	1,402,514	83,870,337
Deckers Outdoor Corp.*	236,553	60,403,809
Dick's Sporting Goods, Inc.	504,097	37,993,791
Donaldson Co., Inc.	1,072,923	51,650,513
Douglas Emmett, Inc.	1,526,430	34,161,503
DT Midstream, Inc.	839,992	41,176,408
Dycom Industries, Inc.*	257,286	23,937,889
Eagle Materials, Inc.	343,043	37,714,147
East West Bancorp, Inc.	1,232,266	79,850,837
EastGroup Properties, Inc.	361,928	55,856,348
EMCOR Group, Inc.	444,095	45,724,021
Encompass Health Corp.	866,646	48,575,508
Energizer Holdings, Inc.	569,209	16,137,075
EnerSys	358,200	21,119,472
Enovis Corp.*	408,188	22,450,340
Envestnet, Inc.*	479,218	25,288,334
Envista Holdings Corp.*	1,412,107	54,422,604
EPR Properties	651,009	30,551,852
EQT Corp.	2,567,111	88,308,618
Equitrans Midstream Corp.	3,532,449	22,466,376
Esab Corp.	396,194	17,333,488
Essent Group Ltd	934,357	36,346,487
Essential Utilities, Inc.	1,999,326	91,669,097
Euronet Worldwide, Inc.*	438,962	44,155,188
Evercore, Inc., Class A	352,508	32,998,274
Exelixis, Inc.*	2,785,173	57,987,302
Fair Isaac Corp.*	225,186	90,277,067
Federated Hermes, Inc.	795,984	25,304,331
First American Financial Corp.	932,654	49,356,050
First Financial Bankshares, Inc.	1,115,377	43,800,855
First Horizon Corp.	4,644,631	101,531,634
First Industrial Realty Trust, Inc.	1,146,239	54,423,428
First Solar, Inc.*	860,743	58,642,421
FirstCash Holdings, Inc.	342,092	23,778,815
Five Below, Inc.*	482,045	54,678,364
Flowers Foods, Inc.	1,730,724	45,552,656
Flowserve Corp.	1,134,463	32,479,676
Fluor Corp.*	1,233,146	30,014,774
FNB Corp.	2,929,928	31,819,018

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
June 30, 2022 (unaudited)

Common Stock	Shares	Value
Foot Locker, Inc.	725,931	$18,329,758
Fox Factory Holding Corp.*	366,003	29,477,882
FTI Consulting, Inc.*	299,322	54,132,384
Fulton Financial Corp.	1,395,939	20,171,319
GameStop Corp., Class A*	536,950	65,668,985
Gap, Inc.	1,830,292	15,081,606
GATX Corp.	309,135	29,108,152
Genpact Ltd.	1,479,130	62,655,947
Gentex Corp.	2,035,940	56,945,242
Glacier Bancorp, Inc.	942,580	44,697,144
Globus Medical, Inc., Class A*	688,592	38,657,555
Goodyear Tire & Rubber Co.*	2,452,807	26,269,563
Graco, Inc.	1,469,491	87,302,460
Graham Holdings Co., Class B	34,022	19,285,030
Grand Canyon Education, Inc.*	280,642	26,433,670
Greif, Inc., Class A	231,009	14,410,341
Grocery Outlet Holding Corp.*	761,499	32,462,702
GXO Logistics, Inc.*	883,607	38,233,675
H&R Block, Inc.	1,385,846	48,948,081
Haemonetics Corp.*	443,833	28,929,035
Hain Celestial Group, Inc.*	779,754	18,511,360
Halozyme Therapeutics, Inc.*	1,197,896	52,707,424
Hancock Whitney Corp.	749,993	33,247,190
Hanesbrands, Inc.	3,028,615	31,164,448
Hanover Insurance Group, Inc.	309,048	45,198,270
Harley-Davidson, Inc.	1,279,766	40,517,392
Hawaiian Electric Industries, Inc.	950,253	38,865,348
Healthcare Realty Trust, Inc.	1,316,469	35,807,957
HealthEquity, Inc.*	732,585	44,973,393
Helen of Troy Ltd.*	207,037	33,624,879
Hexcel Corp.	729,860	38,178,977
HF Sinclair Corp.	1,298,747	58,651,415
Highwoods Properties, Inc.	913,108	31,219,163
Home BancShares, Inc.	1,642,829	34,121,558
Hubbell, Inc.	465,966	83,212,208
Hudson Pacific Properties, Inc.	1,255,862	18,636,992
IAA, Inc.*	1,163,656	38,133,007
ICU Medical, Inc.*	174,306	28,654,163
IDACORP, Inc.	439,032	46,502,269
II-VI, Inc.*	924,422	47,099,301
Inari Medical, Inc.*	295,238	20,073,232
Independence Realty Trust, Inc.	1,918,196	39,764,203
Ingevity Corp.*	336,496	21,246,357
Ingredion, Inc.	575,023	50,694,028
Insperity, Inc.	309,363	30,883,708
Integra LifeSciences Holdings Corp.*	620,838	33,543,877
Interactive Brokers Group, Inc., Class A	759,404	41,774,814
International Bancshares Corp.	460,788	18,468,383
IPG Photonics Corp.*	301,795	28,407,963
Iridium Communications, Inc.*	1,111,422	41,745,010
ITT, Inc.	725,078	48,754,245
Jabil, Inc.	1,226,259	62,796,723
Janus Henderson Group PLC	1,456,997	34,253,999
Jazz Pharmaceuticals PLC*	541,149	84,424,655
JBG SMITH Properties	944,091	22,318,311
Jefferies Financial Group, Inc.	1,663,808	45,954,377
JetBlue Airways Corp.*	2,785,593	23,315,413
John Wiley & Sons, Inc., Class A	376,891	18,000,314
Jones Lang LaSalle, Inc.*	424,304	74,193,797
KB Home	753,284	21,438,463
KBR, Inc.	1,211,879	58,642,825
Kemper Corp.	520,782	24,945,458
Kennametal, Inc.	717,595	16,669,732

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
June 30, 2022 (unaudited)

Common Stock	Shares	Value
Kilroy Realty Corp.	912,156	$47,733,123
Kinsale Capital Group, Inc.	186,992	42,940,843
Kirby Corp.*	523,618	31,856,919
Kite Realty Group Trust	1,902,045	32,886,358
Knight-Swift Transportation Holdings, Inc.	1,420,357	65,748,326
Kohl's Corp.	1,116,627	39,852,418
Kyndryl Holdings, Inc.*	1,559,918	15,255,998
Lamar Advertising Co., Class A	756,009	66,506,112
Lancaster Colony Corp.	172,072	22,159,432
Landstar System, Inc.	322,397	46,882,972
Lattice Semiconductor Corp.*	1,194,953	57,955,221
Lear Corp.	519,088	65,347,988
Leggett & Platt, Inc.	1,159,778	40,105,123
Lennox International, Inc.	286,874	59,265,300
LHC Group, Inc.*	269,440	41,962,586
Life Storage, Inc.	732,585	81,800,441
Light & Wonder, Inc.*	830,713	39,035,204
Lincoln Electric Holdings, Inc.	504,491	62,234,010
Lithia Motors, Inc.	251,247	69,045,188
Littelfuse, Inc.	214,823	54,573,635
LivaNova PLC*	464,061	28,989,891
Louisiana-Pacific Corp.	713,082	37,372,628
Lumentum Holdings, Inc.*	599,169	47,586,002
Macerich Co.	1,863,886	16,234,447
Macy's, Inc.	2,473,609	45,316,517
Manhattan Associates, Inc.*	548,056	62,807,218
ManpowerGroup, Inc.	457,969	34,993,411
Marriott Vacations Worldwide Corp.	359,780	41,806,436
Masimo Corp.*	443,415	57,941,038
MasTec, Inc.*	496,224	35,559,412
Matador Resources Co.	964,206	44,922,358
Mattel, Inc.*	3,060,907	68,350,053
Maximus, Inc.	533,283	33,335,520
MDU Resources Group, Inc.	1,765,810	47,659,212
Medical Properties Trust, Inc.	5,211,004	79,572,031
Medpace Holdings, Inc.*	233,743	34,984,315
Mercury General Corp.	230,791	10,224,041
Mercury Systems, Inc.*	500,806	32,216,850
MGIC Investment Corp.	2,688,443	33,874,382
Middleby Corp.*	472,302	59,207,779
MillerKnoll, Inc.	658,151	17,289,627
Minerals Technologies, Inc.	286,262	17,559,311
MKS Instruments, Inc.	483,321	49,603,234
MSA Safety, Inc.	317,665	38,459,702
MSC Industrial Direct Co., Inc., Class A	409,759	30,776,998
Murphy Oil Corp.	1,268,234	38,287,984
Murphy USA, Inc.	193,347	45,024,716
National Fuel Gas Co.	794,167	52,454,730
National Instruments Corp.	1,139,060	35,572,844
National Retail Properties, Inc.	1,527,538	65,684,134
National Storage Affiliates Trust	730,681	36,585,198
Navient Corp.	1,284,211	17,966,112
NCR Corp.*	1,186,179	36,902,029
Neogen Corp.*	936,244	22,554,118
Neurocrine Biosciences, Inc.*	829,952	80,903,721
New Jersey Resources Corp.	834,954	37,180,502
New York Community Bancorp, Inc.	4,055,556	37,027,226
New York Times Co., Class A	1,447,551	40,386,673
NewMarket Corp.	58,771	17,687,720
Nordstrom, Inc.	968,903	20,472,920
NorthWestern Corp.	470,121	27,704,231
NOV, Inc.	3,410,876	57,677,913
Nu Skin Enterprises, Inc., Class A	435,986	18,878,194

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
June 30, 2022 (unaudited)

Common Stock	Shares	Value
NuVasive, Inc.*	451,900	$22,215,404
nVent Electric PLC	1,444,488	45,255,809
OGE Energy Corp.	1,738,477	67,035,673
Old National Bancorp	2,543,932	37,624,754
Old Republic International Corp.	2,489,769	55,671,235
Olin Corp.	1,205,175	55,775,499
Ollie's Bargain Outlet Holdings, Inc.*	506,596	29,762,515
Omega Healthcare Investors, Inc.	2,042,523	57,578,723
ONE Gas, Inc.	469,692	38,134,293
Option Care Health, Inc.*	1,203,891	33,456,131
Oshkosh Corp.	571,338	46,929,703
Owens Corning	842,986	62,642,290
PacWest Bancorp	1,019,860	27,189,468
Papa John's International, Inc.	276,641	23,105,056
Park Hotels & Resorts, Inc.	2,026,485	27,499,401
Patterson Cos., Inc.	754,463	22,860,229
Paylocity Holding Corp.*	344,650	60,113,853
PDC Energy, Inc.	828,660	51,053,743
Pebblebrook Hotel Trust	1,140,597	18,899,692
Penumbra, Inc.*	307,546	38,295,628
Performance Food Group Co.*	1,345,968	61,887,609
Perrigo Co. PLC	1,168,389	47,401,542
Physicians Realty Trust	1,956,373	34,138,709
Pilgrim's Pride Corp.*	417,382	13,034,840
Pinnacle Financial Partners, Inc.	663,292	47,962,645
PNM Resources, Inc.	745,356	35,613,110
Polaris, Inc.	485,643	48,214,637
Portland General Electric Co.	773,831	37,399,252
Post Holdings, Inc.*	485,284	39,963,137
PotlatchDeltic Corp.	602,399	26,620,012
Power Integrations, Inc.	506,324	37,979,363
Primerica, Inc.	334,156	39,995,132
Progyny, Inc.*	614,772	17,859,127
Prosperity Bancshares, Inc.	800,470	54,648,087
PS Business Parks, Inc.	175,128	32,775,205
Qualys, Inc.*	290,008	36,581,609
QuidelOrtho Corp.*	434,380	42,213,048
R1 RCM, Inc.*	1,165,838	24,435,964
Range Resources Corp.*	2,250,746	55,705,964
Rayonier, Inc.	1,270,346	47,485,533
Regal Rexnord Corp.	581,832	66,049,569
Reinsurance Group of America, Inc.	581,710	68,228,766
Reliance Steel & Aluminum Co.	537,928	91,372,450
RenaissanceRe Holdings Ltd.	383,717	60,001,827
Repligen Corp.*	447,667	72,701,121
Rexford Industrial Realty, Inc.	1,432,973	82,524,915
RH*	152,691	32,410,192
RLI Corp.	346,282	40,373,018
Royal Gold, Inc.	569,977	60,862,144
RPM International, Inc.	1,124,484	88,519,380
Ryder System, Inc.	444,051	31,554,264
Sabra Health Care REIT, Inc.	2,005,515	28,017,045
Sabre Corp.*	2,834,236	16,523,596
Saia, Inc.*	229,315	43,111,220
Sailpoint Technologies Holdings, Inc.*	818,663	51,313,797
Sanderson Farms, Inc.	184,214	39,703,643
Science Applications International Corp.	484,709	45,126,408
Scotts Miracle-Gro Co.	351,128	27,735,601
SEI Investments Co.	905,888	48,936,070
Selective Insurance Group, Inc.	524,082	45,563,689
Semtech Corp.*	551,118	30,294,956
Sensient Technologies Corp.	365,000	29,404,400
Service Corp. International	1,378,392	95,274,455

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
June 30, 2022 (unaudited)

Common Stock	Shares	Value
Shockwave Medical, Inc.*	310,802	$59,416,018
Silgan Holdings, Inc.	731,223	30,236,071
Silicon Laboratories, Inc.*	317,657	44,541,865
Simpson Manufacturing Co., Inc.	374,786	37,707,219
SiTime Corp.*	135,212	22,043,612
Six Flags Entertainment Corp.*	675,576	14,659,999
Skechers U.S.A., Inc., Class A*	1,171,258	41,673,360
SL Green Realty Corp.	556,828	25,697,612
SLM Corp.	2,337,735	37,263,496
Sonoco Products Co.	846,583	48,289,094
Sotera Health Co.*	859,548	16,838,545
Southwest Gas Holdings, Inc.	580,515	50,551,246
Spire, Inc.	452,608	33,660,457
Spirit Realty Capital, Inc.	1,166,273	44,061,794
Sprouts Farmers Market, Inc.*	951,921	24,102,640
STAAR Surgical Co.*	415,173	29,448,221
Steel Dynamics, Inc.	1,556,583	102,967,965
Stericycle, Inc.*	799,649	35,064,609
Stifel Financial Corp.	925,469	51,844,773
STORE Capital Corp.	2,192,698	57,185,564
SunPower Corp., Class A*	724,675	11,457,112
Sunrun, Inc.*	1,824,531	42,621,044
Synaptics, Inc.*	343,927	40,600,582
Syneos Health, Inc.*	890,716	63,846,523
Synovus Financial Corp.	1,262,078	45,497,912
Tandem Diabetes Care, Inc.*	555,424	32,875,547
Targa Resources Corp.	1,979,744	118,131,324
Taylor Morrison Home Corp.*	1,038,893	24,268,540
TD SYNNEX Corp.	358,846	32,690,871
TEGNA, Inc.	1,921,505	40,293,960
Tempur Sealy International, Inc.	1,524,351	32,575,381
Tenet Healthcare Corp.*	935,421	49,165,728
Teradata Corp.*	909,170	33,648,382
Terex Corp.	601,772	16,470,500
Tetra Tech, Inc.	466,157	63,653,738
Texas Capital Bancshares, Inc.*	440,455	23,185,551
Texas Roadhouse, Inc.	591,942	43,330,154
Thor Industries, Inc.	477,855	35,710,104
Timken Co.	585,787	31,076,000
Toll Brothers, Inc.	957,458	42,702,627
TopBuild Corp.*	284,630	47,578,751
Toro Co.	907,764	68,799,434
Travel + Leisure Co.	741,717	28,793,454
Trex Co., Inc.*	982,967	53,493,064
TripAdvisor, Inc.*	869,981	15,485,662
UGI Corp.	1,823,490	70,404,949
UMB Financial Corp.	374,088	32,208,977
Umpqua Holdings Corp.	1,884,734	31,606,989
Under Armour, Inc., Class A*	1,638,316	13,647,172
Under Armour, Inc., Class C*	1,760,337	13,343,354
United Bankshares, Inc.	1,178,506	41,330,205
United States Steel Corp.	2,263,240	40,534,628
United Therapeutics Corp.*	393,364	92,692,293
Univar Solutions, Inc.*	1,469,535	36,547,335
Universal Display Corp.	377,187	38,148,693
Unum Group	1,746,220	59,406,404
Valley National Bancorp	3,649,120	37,987,339
Valmont Industries, Inc.	185,054	41,568,680
Valvoline, Inc.	1,547,391	44,611,283
Viasat, Inc.*	646,375	19,798,466
Vicor Corp.*	187,392	10,255,964
Victoria's Secret & Co.*	589,768	16,495,811
Vishay Intertechnology, Inc.	1,145,585	20,414,325

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
June 30, 2022 (unaudited)

Common Stock	Shares	Value
Visteon Corp.*	244,104	$25,284,292
Vontier Corp.	1,398,113	32,142,618
Voya Financial, Inc.	887,240	52,817,397
Washington Federal, Inc.	567,104	17,024,462
Watsco, Inc.	287,990	68,777,772
Watts Water Technologies, Inc., Class A	238,177	29,257,663
Webster Financial Corp.	1,546,534	65,186,408
Wendy's Co.	1,488,348	28,100,010
Werner Enterprises, Inc.	514,095	19,813,221
Western Union Co.	3,352,146	55,209,845
WEX, Inc.*	390,676	60,773,559
Williams-Sonoma, Inc.	608,119	67,470,803
Wingstop, Inc.	259,436	19,398,030
Wintrust Financial Corp.	523,339	41,945,621
Wolfspeed, Inc.*	1,073,594	68,119,539
Woodward, Inc.	526,613	48,706,436
World Wrestling Entertainment, Inc., Class A	375,990	23,495,615
Worthington Industries, Inc.	278,607	12,286,569
Wyndham Hotels & Resorts, Inc.	799,756	52,559,964
Xerox Holdings Corp.	1,035,462	15,376,611
XPO Logistics, Inc.*	858,936	41,366,358
YETI Holdings, Inc.*	748,177	32,373,619
Ziff Davis, Inc.*	410,695	30,609,098
Total Investments (Cost $21,089,203,728)		$16,807,394,678

*	Non-income producing security.

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments

June 30, 2022 (unaudited)

The securities of the Trust’s investment portfolio categorized by industry group, as a percentage of total net assets, are as follows:

Industry Classification	Value	Percentage
Real Estate Investment Trusts (REITs)	$1,482,953,414	8.80%
Banks	1,163,976,025	6.90%
Retail	943,907,949	5.60%
Insurance	887,173,379	5.26%
Commercial Services	743,642,228	4.41%
Healthcare - Products	688,289,378	4.08%
Electronics	576,153,368	3.42%
Machinery - Diversified	521,708,576	3.09%
Semiconductors	520,698,134	3.09%
Software	517,946,047	3.07%
Diversified Financial Services	446,682,817	2.65%
Building Materials	416,414,868	2.47%
Healthcare - Services	399,279,200	2.37%
Chemicals	394,675,666	2.34%
Computers	393,374,466	2.33%
Oil & Gas	364,809,387	2.16%
Food	348,072,047	2.07%
Iron / Steel	333,527,781	1.98%
Electric	323,176,687	1.92%
Apparel	284,193,786	1.69%
Gas	282,386,178	1.68%
Transportation	280,333,280	1.66%
Pharmaceuticals	269,763,998	1.60%
Miscellaneous Manufacturing	264,973,547	1.57%
Engineering & Construction	262,863,266	1.56%
Auto Parts & Equipment	245,231,598	1.45%
Biotechnology	235,715,503	1.40%
Pipelines	207,341,145	1.23%
Electrical Components & Equipment	196,705,057	1.17%
Leisure Time	184,712,365	1.10%
Hand / Machine Tools	183,413,012	1.09%
Distribution / Wholesale	175,277,827	1.04%
Media	159,194,111	0.94%
Entertainment	152,419,758	0.90%
Packaging & Containers	151,704,210	0.90%
Lodging	147,807,502	0.88%
Telecommunications	138,385,988	0.82%
Environmental Control	136,840,858	0.81%
Mining	133,866,445	0.79%
Home Builders	124,119,734	0.74%
Aerospace / Defense	114,483,133	0.68%
Energy - Alternate Sources	112,720,577	0.67%
Oil & Gas Services	92,737,916	0.55%
Water	91,669,097	0.54%
Home Furnishings	89,970,131	0.53%
Metal Fabricate / Hardware	84,931,249	0.50%
Agriculture	83,870,337	0.50%
Real Estate	74,193,797	0.44%
Toys / Games / Hobbies	68,350,053	0.41%
Machinery - Construction & Mining	63,400,203	0.38%
Savings & Loans	54,051,688	0.32%
Household Products / Wares	33,624,879	0.20%
Trucking & Leasing	29,108,152	0.17%
Housewares	27,735,601	0.16%
Beverages	24,727,805	0.15%
Cosmetics / Personal Care	23,931,789	0.14%
Airlines	23,315,413	0.14%
Internet	15,485,662	0.09%
Office / Business Equipment	15,376,611	0.09%
Total Investments	16,807,394,678	99.69%
Other Assets in Excess of Liabilities	51,619,052	0.31%
Net Assets	$16,859,013,730	100.00%